Related Party Transactions and Key Management Compensation (Details Narrative)	1 Months Ended	12 Months Ended
	May 31, 2015 USD ($)	Aug. 31, 2015 CAD ($)	Aug. 31, 2019 CAD ($)	Aug. 31, 2018 CAD ($)
Amounts receivable, related party transactions			$ 45,368	$ 40,086
Current finance lease liabilities			78,784	67,819
Automotive and mining equipment [member] | USD
Sale leaseback transaction, purchase price	$ 74,848
State Mining Company [Member]
Amounts receivable, related party transactions			33,071
Key management personnel of entity or parent [member]
Amounts payable, related party transactions			$ 927,000	$ 863,000
Key management personnel of entity or parent [member] | Automotive and mining equipment [member]
Sales of property and other assets, related party transactions		$ 577,505
Directors [Member] | Automotive and mining equipment [member]
Sales of property and other assets, related party transactions		243,805
Former CEO and current director [Member] | Automotive and mining equipment [member]
Sales of property and other assets, related party transactions		$ 333,700